Current provisions and other current financial and non-financial liabilities	12 Months Ended
Dec. 31, 2023
Current provisions and other current financial and non-financial liabilities
Current provisions and other current financial and non-financial liabilities

15.Current provisions and other current financial and non-financial liabilities

Current provisions

The following table shows a reconciliation of the current provisions for 2023:

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2023	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2023

Personnel expenses	135,001	(4,365)	(1,331)	(61,622)	(5,170)	117,068	7,749	187,330
Self-insurance programs	106,796	(4,078)	—	(36,279)	(16,501)	57,093	12,771	119,802
Risk of lawsuit	82,665	(3,229)	(1,007)	(53,020)	(1,100)	31,558	235	56,102
Other current provisions	46,334	(2,212)	(132)	(7,179)	(2,484)	27,674	(625)	61,376
Current provisions	370,796	(13,884)	(2,470)	(158,100)	(25,255)	233,393	20,130	424,610

Self-insurance programs

See note 2 d).

Personnel expenses

Personnel expenses mainly refer to provisions for the Company’s global performance-based compensation plan for managerial staff, the current portion of the provisions for accrued severance payments, provisions for share-based plans and jubilee payments. As of December 31, 2023, provisions for the Company’s global performance-based compensation plan for managerial staff amounted to €130,925 (December 31, 2022: 69,967), provisions for accrued severance payments amounted to €31,395 (December 31, 2022: €34,379) and provisions for share-based plans amounted to €8,597 (December 31, 2022: €12,165). See note 23.

Risk of lawsuit

Legal matters that the Company currently deems to be material or noteworthy are described in note 25.

Other current provisions

The item “Other current provisions” in the table above includes provisions for warranties, physician compensation and return of goods.

Other current financial liabilities

As of December 31, 2023 and 2022 other current financial liabilities consisted of the following:

Other current financial liabilities
in € THOUS
	2023	2022

Put option liabilities	681,442	667,371
Unapplied cash and receivable credit balances	623,492	720,585
Invoices outstanding	250,822	262,568
Legal matters, advisory and audit fees	40,262	39,093
Bonuses, commissions	30,228	24,010
Variable payments outstanding for acquisitions	11,085	4,794
Derivatives	9,205	7,109
Other	29,020	61,144
Other current financial liabilities	1,675,556	1,786,674

Other current liabilities

As of December 31, 2023 and 2022 other current liabilities consisted of the following:

Other current liabilities

in € THOUS

	2023	2022
Personnel liabilities	713,409	707,398
VAT and other (non-income) tax liabilities	140,596	123,935
Contract liabilities	56,566	63,273
Deferred Income	29,253	42,448
Other liabilities	253,000	260,620
Other current liabilities	1,192,824	1,197,674

Personnel liabilities

The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Contract liabilities

Contract liabilities also relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Other liabilities

The item “Other liabilities” in the table above includes liabilities for the current portion of pension liabilities and interest payables related to income taxes.